Purchases and other expenses - Broadcasting rights and equipment inventories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Document Information [Line Items]
Inventories	€ 965	€ 827	€ 819	€ 763
Gross carrying amount [member]
Document Information [Line Items]
Handset inventories	678	583	594
Other products sold	41	32	29
Available broadcasting rights	73	68	45
Other supplies	242	198	205
Inventories	1,034	881	873
Accumulated impairment [member]
Document Information [Line Items]
Inventories	€ (69)	€ (54)	€ (54)